Note 35 - Derivatives - Hedging Derivatives (Detail) - Hedging Derivatives Notional [Member] € in Millions	Dec. 31, 2020 EUR (€)
Hedging Derivatives - Rates [Line Items]
Hedging Derivatives - CHF IBOR	€ 493
Hedging Derivatives - GBP IBOR	2,073
Hedging Derivatives - JPY IBOR	1,383
Hedging Derivatives - USD IBOR	€ 20,877